Penn Series Funds, Inc.

Small Cap Value Fund

Supplement dated August 25, 2011 to the Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

Portfolio Manager Change for the Small Cap Value Fund

Effective December 31, 2011, James B. Otness, a Managing Director of Goldman Sachs Asset Management, L.P., the investment sub-adviser to the Small Cap Value Fund (the “Fund”), will no longer serve as a portfolio manager of the Fund. Over the remainder of the year, Mr. Otness’s portfolio management responsibilities for the Fund will be transitioned to the Fund’s remaining portfolio managers, Sally Pope Davis, Robert Crystal and J. Kelly Flynn. Accordingly, effective December 31, 2011, all references to James B. Otness are hereby removed from the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM1629

Penn Series Funds, Inc.

Small Cap Value Fund

Supplement dated August 25, 2011 to the

Statement of Additional Information (SAI) dated May 1, 2011

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI

Portfolio Manager Change for the Small Cap Value Fund

Effective December 31, 2011, James B. Otness, a Managing Director of Goldman Sachs Asset Management, L.P., the investment sub-adviser to the Small Cap Value Fund (the “Fund”), will no longer serve as a portfolio manager of the Fund. Over the remainder of the year, Mr. Otness’s portfolio management responsibilities for the Fund will be transitioned to the Fund’s remaining portfolio managers, Sally Pope Davis, Robert Crystal and J. Kelly Flynn. Accordingly, effective December 31, 2011, all references to James B. Otness are hereby removed from the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM1630